Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivatives [Abstract]
Derivatives
10.	Derivatives

In the normal course of operations the Company enters into derivative contracts. These derivative contracts primarily consist of interest rate and foreign exchange swaps. The Company enters into derivative contracts to facilitate client transactions, to hedge principal positions and to facilitate hedging activities of affiliated companies.

Derivative contracts can be exchange-traded or OTC. Exchange-traded derivatives typically fall within Level 1 or Level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives using the closing price of the exchange-traded derivatives. OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Company does not designate any derivative contracts as hedges for accounting purposes. FASB guidance requires that an entity recognize all derivative contracts as either assets or liabilities in the unaudited condensed consolidated statements of financial condition and measure those instruments at fair value. The fair value of all derivative contracts is recorded on a net-by-counterparty basis where a legal right to offset exists under an enforceable netting agreement. Derivative contracts are recorded as part of “Receivables from or payables to broker-dealers, clearing organizations, customers and related broker-dealers” in the Company’s unaudited condensed consolidated statements of financial condition. The change in fair value of derivative contracts is reported as part of “Principal transactions” in the Company’s unaudited condensed consolidated statements of operations.

The fair value of derivative financial instruments, computed in accordance with the Company’s netting policy, is set forth below (in thousands):

	March 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps	$1,268	$—	$1,185	$—
Foreign exchange swaps	—	523	—	334

	$1,268	$523	$1,185	$334

The notional amounts of the interest rate swaps transactions at March 31, 2012 and December 31, 2011 were $1.3 billion and $1.2 billion, respectively. These represent matched customer transactions settled through and guaranteed by a central clearing organization with a BBB credit rating.

All of the Company’s foreign exchange swaps are with Cantor. The notional amounts of the foreign exchange swap transactions at March 31, 2012 and December 31, 2011 were $497.2 million and $234.1 million, respectively.

The replacement cost of contracts in a gain position at March 31, 2012 was $1.3 million.

As described in Note 16—“Notes Payable, Collateralized and Short-Term Borrowings,” on July 29, 2011, the Company issued the 4.50% Convertible Notes containing an embedded conversion feature. The conversion feature meets the requirements to be accounted for as an equity instrument, and the Company classifies the conversion feature within additional paid-in capital in the Company’s unaudited condensed consolidated statements of financial condition. The embedded conversion feature was measured in the amount of approximately $19.0 million on a pre-tax basis ($16.1 million net of taxes and issuance costs) at the issuance of the 4.50% Convertible Notes as the difference between the proceeds received and the fair value of a similar liability without the conversion feature and is not subsequently remeasured.

Also in connection with the issuance of the 4.50% Convertible Notes, the Company entered into capped call transactions. The capped call transactions meet the requirements to be accounted for as equity instruments, and the Company classifies the capped call transactions within additional paid-in capital in the Company’s unaudited condensed consolidated statements of financial condition. The purchase price of the capped call transactions resulted in a decrease to additional paid-in capital of $11.4 million on a pre-tax basis ($9.9 million on an after-tax basis) at the issuance of the 4.50% Convertible Notes, and such capped call transactions are not subsequently remeasured.

9.	Derivatives

The Company has entered into derivative contracts. These derivative contracts primarily consist of interest rate and foreign exchange swaps. The Company enters into derivative contracts to facilitate client transactions, to hedge principal positions and to facilitate hedging activities of affiliated companies.

Derivative contracts can be exchange-traded or OTC. Exchange-traded derivatives typically fall within Level 1 or Level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives using the closing price of the exchange-traded derivatives. OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Company does not designate any derivative contracts as hedges for accounting purposes. FASB guidance requires that an entity recognize all derivative contracts as either assets or liabilities in the consolidated statements of financial condition and measure those instruments at fair value. The fair value of all derivative contracts is recorded on a net-by-counterparty basis where a legal right to offset exists under an enforceable netting agreement. Derivative contracts are recorded as part of “Receivables from or payables to broker-dealers, clearing organizations, customers and related broker-dealers” in the Company’s consolidated statements of financial condition. The change in fair value of derivative contracts is reported as part of “Principal transactions” in the Company’s consolidated statements of operations.

The fair value of derivative financial instruments, computed in accordance with the Company’s netting policy, is set forth below (in thousands):

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps	$1,185	$—	$1,573	$—
Foreign exchange swaps	—	334	—	944

	$1,185	$334	$1,573	$944

The notional amounts of the interest rate swaps transactions at December 31, 2011 and December 31, 2010 were $1.2 billion and $1.8 billion, respectively. These represent matched customer transactions settled through and guaranteed by a central clearing organization.

All of the Company’s foreign exchange swaps are with Cantor. The notional amounts of the foreign exchange swap transactions at December 31, 2011 and December 31, 2010 were $234.1 million and $128.8 million, respectively.

The replacement cost of contracts in a gain position at December 31, 2011 was $1.2 million from various counterparties. These counterparties are not rated by a credit rating organization.

As described in Note 15—“Notes Payable, Collateralized and Short-Term Borrowings,” on July 29, 2011, the Company issued the 4.50% Convertible Notes containing an embedded conversion feature. The conversion feature meets the requirements to be accounted for as an equity instrument, and the Company classifies the conversion feature within additional paid-in capital in the Company’s consolidated statements of financial condition. The embedded conversion feature was measured in the amount of approximately $19.0 million on a pre-tax basis ($16.1 million net of taxes and issuance costs) at the issuance of the 4.50% Convertible Notes as the difference between the proceeds received and the fair value of a similar liability without the conversion feature and is not subsequently remeasured.

Also in connection with the issuance of the 4.50% Convertible Notes, the Company entered into capped call transactions. The capped call meets the requirements to be accounted for as an equity instrument, and the Company classifies the capped call within additional paid-in capital in the Company’s consolidated statements of financial condition. The purchase price of the capped call resulted in a decrease to additional paid-in capital of $11.4 million on a pre-tax basis ($9.9 million on an after-tax basis) at the issuance of the 4.50% Convertible Notes and is not subsequently remeasured.